NET INTEREST INCOME - Schedule of Net Interest Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
NET INTEREST INCOME (Details) - Schedule of Net Interest Income [Line Items]
Total interest and similar income	£ 17,645	£ 13,258	£ 14,306
Subordinated liabilities	(697)	(1,320)	(1,080)
Interest expense	(3,688)	(3,892)	(3,557)
Net interest income	£ 13,957	£ 9,366	£ 10,749
Borrowings, interest rate (in percent)	3.67%	1.77%	2.28%
Interest expense	£ 3,688	£ 3,892	£ 3,557
Interest income on impaired financial assets accrued	272	174	171
Reclassification adjustments on cash flow hedges, before tax	43	(621)	(496)
Negative interest rates
NET INTEREST INCOME (Details) - Schedule of Net Interest Income [Line Items]
Total interest and similar income	21	10	10
Interest expense	(23)	(2)	(24)
Interest expense	23	2	24
Finance leases
NET INTEREST INCOME (Details) - Schedule of Net Interest Income [Line Items]
Total interest and similar income	37	47	£ 47
Hire Purchase Receivables
NET INTEREST INCOME (Details) - Schedule of Net Interest Income [Line Items]
Total interest and similar income	£ 687	£ 701
Interest and similar income
NET INTEREST INCOME (Details) - Schedule of Net Interest Income [Line Items]
Loans and advances to banks, weighted average effective interest rate (in percent)	1.29%	0.12%	0.24%
Loans and advances to banks and reverse repurchase agreements	£ 1,313	£ 104	£ 203
Loans and advances to customers, weighted average effective interest rate (in percent)	3.00%	2.51%	2.72%
Loans and advances to customers and reverse repurchase agreements	£ 15,217	£ 12,633	£ 13,704
Debt securities, weighted average effective interest rate (in percent)	1.85%	1.46%	1.81%
Debt securities	£ 168	£ 80	£ 97
Interest receivable on financial assets held at amortised, weighted average effective interest rate (in percent)	2.70%	2.15%	2.35%
Financial assets held at amortised cost	£ 16,698	£ 12,817	£ 14,004
Financial assets at fair value through other comprehensive income, weighted average effective interest rate (in percent)	3.97%	1.67%	1.10%
Financial assets at fair value through other comprehensive income	£ 947	£ 441	£ 302
Total interest and similar income, weighted average effective interest rate (in percent)	2.75%	2.13%	2.30%
Total interest and similar income	£ 17,645	£ 13,258	£ 14,306
Interest and similar expense
NET INTEREST INCOME (Details) - Schedule of Net Interest Income [Line Items]
Deposits from banks, excluding liabilities under sale and repurchase transactions, weighted average effective interest rate (in percent)	1.87%	0.75%	0.84%
Deposits from banks	£ (148)	£ (74)	£ (113)
Customer deposits, excluding liabilities under sale and repurchase transactions, weighted average effective interest rate (in percent)	0.40%	0.12%	0.32%
Customer deposits	£ (1,387)	£ (426)	£ (1,091)
Liabilities under sale and repurchase agreements, weighted average effective interest rate (in percent)	1.82%	0.10%	0.36%
Repurchase agreements at amortised cost	£ (842)	£ (22)	£ (117)
Debt securities in issue, weighted average effective interest rate (in percent)	2.21%	1.13%	1.37%
Debt securities in issue	£ (1,636)	£ (900)	£ (1,313)
Lease liabilities, weighted average effective interest rate (in percent)	2.19%	2.12%	2.39%
Lease liabilities	£ (29)	£ (32)	£ (41)
Subordinated liabilities, weighted average effective interest rate (in percent)	6.39%	6.92%	6.29%
Subordinated liabilities	£ (681)	£ (932)	£ (1,057)
Interest payable on liabilities held at amortised cost, weighted average effective interest rate (in percent)	0.97%	0.50%	0.74%
Interest expense	£ (3,688)	£ (3,892)	£ (3,557)
Amounts payable to unitholders in consolidated open-ended investment vehicles, weighted average effective interest rate (in percent)	(9.47%)	12.53%	(1.58%)
Amounts payable to unitholders in consolidated open-ended investment vehicles	£ 1,035	£ (1,506)	£ 175
Total interest and similar expense, weighted average effective interest rate (in percent)	0.74%	0.80%	0.69%
Interest expense	£ 3,688	£ 3,892	£ 3,557
Interest and similar expense | Repurchase agreements at amortised cost
NET INTEREST INCOME (Details) - Schedule of Net Interest Income [Line Items]
Interest expense	(4,723)	(2,386)	(3,732)
Interest expense	£ 4,723	£ 2,386	£ 3,732